Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (6,389,076)	$ 3,586,692	$ 1,278,359
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	971,200
Prepaid expenses and other current assets	188,211
Equity in losses (earnings) of subsidiaries and VIE	4,451,276	(4,576,721)	(1,278,359)
Net cash used in operating activities	(778,389)	(990,029)
CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	(3,993,808)
Investment in subsidiaries and VIE	(24,330,000)
Net cash used in investing activities	(28,323,808)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs		(292,000)
Issuance of Ordinary Shares		4,700,000
Net proceeds from the Initial Public Offering	25,685,364
Repayment of related party loans	(1,175,572)
Proceeds from related party loans		1,184,272
Net cash provided by financing activities	24,509,792	5,592,272
CHANGES IN CASH	(4,592,405)	4,602,243
CASH, beginning of year	4,602,243
CASH, end of year	$ 9,838	$ 4,602,243